INCOME TAXES (Schedule Of Effective Income Tax Rate Reconciliation Table) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Statuatory U.S. federal income tax rate (in Percent)	34.00%	34.00%
State taxes, net of federal benefit (in Percent)	5.60%	5.60%
Permanent differences (in Percent)	8.50%	(4.00%)
Change in valuation allowance (in Percent)	(48.10%)	(39.20%)
Effective tax rate (in Percent)	0.00%	0.00%